Risk and capital management - Operational risk (Details) SEK in Millions	12 Months Ended
	Dec. 31, 2017 SEK item	Dec. 31, 2016 SEK
Risk and capital management
Own funds	SEK 19,285	SEK 18,821
Risk exposure amount	83,831	74,937
Operational risk
Risk and capital management
Own funds	100	200
Risk exposure amount	3,284	SEK 3,669
Risk Appetite Losses	SEK 20
Number of operational risk categories | item	2
Maximum | Operational risk
Risk and capital management
Risk Appetite Losses	SEK 150
Category 1 mitigation period	2 months
Category 2 mitigation period	6 months
Minimum
Risk and capital management
Risk Appetite Losses	SEK 2
Minimum | Operational risk
Risk and capital management
Risk exposure amount	SEK 150